T. ROWE PRICE Global Allocation Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Arcos Dorados Holdings, Class A (USD)  36,927 286
Banco BBVA Argentina, ADR (USD)  1,648 36
Globant (USD) (1) 1,474 314
MercadoLibre (USD) (1) 643 1,236
Tenaris, ADR (USD)  1,455 55
Total Argentina (Cost $869) 1,927
AUSTRALIA 0.5%
Common Stocks 0.5%
ALS  6,155 62
ANZ Group Holdings  9,088 172
BHP Group  47,374 1,164
BHP Group (GBP) (2) 11,706 289
Capricorn Metals (1) 28,623 135
Challenger  14,030 55
Champion Iron  11,222 38
Champion Iron (CAD) (2) 19,039 65
Cochlear  358 70
De Grey Mining (1) 18,993 23
Downer EDI  26,249 92
Emerald Resources (1) 35,228 93
Fortescue  6,757 79
Frontier Digital Ventures (1) 215,761 33
Goodman Group  9,185 205
Macquarie Group  1,386 205
Mirvac Group  23,905 29
Northern Star Resources  17,314 183
oOh!media  49,410 36
Ora Banda Mining (1) 27,085 14
Pilbara Minerals (1) 33,433 47
Predictive Discovery (1) 184,797 30
Reliance Worldwide  19,880 66
Rio Tinto  1,109 80
Scentre Group  157,495 356
South32  24,423 50
Worley  22,964 204
3,875
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD) (3) 140,000 120

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Transurban Finance, 4.125%, 2/2/26 (USD) (3) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD) (3) 67,000 64
Woodside Finance, 4.50%, 3/4/29 (USD) (3) 105,000 102
301
Total Australia (Cost $3,500) 4,176
AUSTRIA 0.3%
Common Stocks 0.3%
BAWAG Group  12,929 1,169
Erste Group Bank  11,744 722
OMV  2,043 84
Schoeller-Bleckmann Oilfield Equipment  2,419 86
Total Austria (Cost $1,269) 2,061
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  42,534 119
Total Bahrain (Cost $128) 119
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  298,103 127
Square Pharmaceuticals  31,565 56
Total Bangladesh (Cost $177) 183
BELGIUM 0.0%
Common Stocks 0.0%
Shurgard Self Storage  2,092 77
Umicore  4,773 48
Warehouses De Pauw  13,059 281
Total Belgium (Cost $481) 406
BRAZIL 0.4%
Common Stocks 0.4%
B3  141,288 268
CI&T, Class A (USD) (1)(2) 11,453 80
Intelbras Industria de Telecomunicacao Eletronica Brasileira  16,073 40
Itau Unibanco Holding, ADR (USD)  19,685 114
Klabin  111,010 430
Localiza Rent a Car  12,913 68

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Multiplan Empreendimentos Imobiliarios  26,098 100
NU Holdings, Class A (USD) (1) 16,773 222
Petroleo Brasileiro, ADR (USD)  23,100 328
Raia Drogasil  112,561 412
TOTVS  11,500 67
Vale  31,117 288
Vale, ADR (USD)  24,384 227
WEG  43,449 412
Total Brazil (Cost $3,211) 3,056
CANADA 1.6%
Closed-End Mutual Funds 0.0%
Sprott Physical Uranium Trust (1) 1,400 23
23
Common Stocks 1.3%
Agnico Eagle Mines  3,917 364
Agnico Eagle Mines (USD)  723 67
Alamos Gold, Class A (2) 8,928 187
Alamos Gold, Class A (USD)  3,932 82
Aritzia (1) 4,140 199
Artemis Gold (1) 5,777 63
AtkinsRealis Group  3,165 159
ATS (1)(2) 2,571 70
Barrick Gold (USD)  8,848 145
Brookfield  4,459 273
BRP (2) 2,343 112
Cameco (USD)  3,272 162
Canadian Apartment Properties REIT (2) 1,390 39
Canadian National Railway (USD)  2,786 291
Canadian Natural Resources  6,518 198
Capstone Copper (1)(2) 7,555 42
Cenovus Energy  9,839 142
Colliers International Group (USD)  593 84
Constellation Software  73 239
Constellation Software, Warrants, 3/31/40 (1)(4) 79 —
Definity Financial  11,532 453
dentalcorp Holdings (1)(2) 9,562 50
Descartes Systems Group (1) 2,170 251
Descartes Systems Group (USD) (1) 827 96
Element Fleet Management  27,686 544
Enbridge (USD)  4,845 209
ERO Copper (1)(2) 31,062 416

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Exchange Income  3,196 123
First Quantum Minerals (1) 7,852 98
Foran Mining (1) 14,996 39
Franco-Nevada  3,332 453
Franco-Nevada (USD)  4,084 555
G Mining Ventures (1) 13,848 136
Great-West Lifeco  8,678 281
Hudbay Minerals (USD)  2,743 23
Ivanhoe Mines, Class A (1) 14,047 151
Jamieson Wellness (2) 4,227 96
Kinaxis (1) 671 77
Kinross Gold (USD)  6,288 71
Lundin Gold  3,308 82
Magna International (USD)  4,817 191
Montage Gold (1) 16,350 24
National Bank of Canada  4,589 407
New Gold (1) 7,893 24
NGEx Minerals (1) 6,145 55
NuVista Energy (1) 10,751 96
Osisko Gold Royalties (2) 10,812 200
Parex Resources  2,092 20
Richelieu Hardware  2,930 83
Shopify, Class A (1) 1,327 155
Shopify, Class A (USD) (1) 4,710 550
Skeena Resources (1)(2) 9,206 90
Snowline Gold (1) 8,905 33
South Bow  2,599 62
Spin Master (2) 3,723 79
StorageVault Canada (2) 31,761 80
Sun Life Financial  893 51
Suncor Energy  4,539 170
Suncor Energy (USD)  5,032 189
Teck Resources, Class B (USD)  5,910 242
TMX Group  3,320 103
Wesdome Gold Mines (1) 16,867 167
West Fraser Timber  1,027 89
Wheaton Precious Metals  6,091 380
10,662
Corporate Bonds 0.2%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 98
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 124
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  235,000 216
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 111

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 21
Enbridge, 5.625%, 4/5/34 (USD)  65,000 65
Enbridge, 6.20%, 11/15/30 (USD)  45,000 47
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 211
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29
(USD) (3) 35,000 34
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 10
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 143
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 90
1,170
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 130
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 306
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 244
680
Total Canada (Cost $9,938) 12,535
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (1)(4)(5) 1,810 490
Total Cayman Islands (Cost $89) 490
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  12,693 269
269
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 221
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (3) 220,000 198
419
Total Chile (Cost $619) 688
CHINA 1.7%
Common Stocks 1.3%
58.com (USD) (1)(4) 5,864 —
Alibaba Group Holding, ADR (USD)  11,817 1,168
ATRenew, ADR (USD) (1) 6,800 18
Baidu, ADR (USD) (1)(2) 644 58
BeiGene, ADR (USD) (1) 670 151

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Bloks Group (HKD) (1) 900 11
BOC Aviation (HKD)  9,400 71
Bosideng International Holdings (HKD)  190,000 92
BYD, Class H (HKD)  5,500 193
China Resources Gas Group (HKD)  16,700 57
China Resources Mixc Lifestyle Services (HKD)  55,800 211
CMOC Group, Class H (HKD)  48,000 35
Fosun International (HKD)  49,500 27
H World Group (HKD)  29,700 96
Haier Smart Home, Class H (HKD)  20,000 66
Innovent Biologics (HKD) (1) 17,500 75
Kanzhun, ADR (USD) (1) 14,064 203
KE Holdings, ADR (USD)  24,887 434
Kingboard Laminates Holdings (HKD)  75,000 75
Meituan, Class B (HKD) (1) 25,000 476
Midea Group (HKD) (1) 27,500 267
NetEase, ADR (USD)  4,432 456
New Oriental Education & Technology Group, ADR
(USD) (2) 5,305 259
PDD Holdings, ADR (USD) (1) 6,068 679
Shandong Weigao Group Medical Polymer, Class H (HKD)  113,200 71
Shanghai Conant Optical, Class H (HKD)  5,500 17
Shenzhou International Group Holdings (HKD)  11,200 84
Tencent Holdings (HKD)  44,354 2,334
Tuya, ADR (USD)  3,156 8
Xiaomi, Class B (HKD) (1) 84,800 425
Yum China Holdings (USD)  26,947 1,246
Zhongsheng Group Holdings (HKD)  150,500 238
Zijin Mining Group, Class H (HKD)  62,000 117
ZTO Express Cayman, ADR (USD)  17,889 334
10,052
Common Stocks - China A Shares 0.4%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  3,009 52
China Oilfield Services, A Shares (CNH)  33,000 68
CNOOC Energy Technology & Services, A Shares (CNH)  155,600 90
CRRC, A Shares (CNH)  292,100 299
Dongguan Yiheda Automation, A Shares (CNH)  11,900 41
Eastroc Beverage Group, A Shares (CNH)  6,080 203
Electric Connector Technology, A Shares (CNH)  10,300 87
Fuyao Glass Industry Group, A Shares (CNH)  30,562 251
Hongfa Technology, A Shares (CNH)  32,260 153
Jiangsu Hengli Hydraulic, A Shares (CNH)  7,900 67
Kweichow Moutai, A Shares (CNH)  1,460 289

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Loncin Motor, A Shares (CNH)  43,600 61
NARI Technology, A Shares (CNH)  29,421 93
Riyue Heavy Industry, A Shares (CNH)  38,100 63
Ruijie Networks, A Shares (CNH)  4,800 43
Shandong Pharmaceutical Glass, A Shares (CNH)  34,600 115
Shenzhen Envicool Technology, A Shares (CNH)  9,500 53
Shenzhen Inovance Technology, A Shares (CNH)  13,400 111
Shenzhen Jufei Optoelectronics, A Shares (CNH)  62,100 58
WUS Printed Circuit Kunshan, A Shares (CNH)  7,500 43
Wuxi Xinje Electric, A Shares (CNH)  9,600 59
Xiamen Faratronic, A Shares (CNH)  6,168 105
Xuji Electric, A Shares (CNH)  23,500 87
Yankershop Food, A Shares (CNH)  13,600 100
Yantai Jereh Oilfield Services Group, A Shares (CNH)  19,500 111
Yifeng Pharmacy Chain, A Shares (CNH)  140,256 440
YTO Express Group, A Shares (CNH)  24,100 45
Yunnan Aluminium, A Shares (CNH)  46,600 106
3,293
Total China (Cost $11,574) 13,345
COLOMBIA 0.0%
Common Stocks 0.0%
Bancolombia, ADR (USD)  2,310 91
Total Colombia (Cost $70) 91
DENMARK 0.3%
Common Stocks 0.3%
Coloplast, Class B (2) 1,796 207
Genmab (1) 876 172
Novo Nordisk, ADR (USD)  2,740 231
Novo Nordisk, Class B  14,977 1,265
NTG Nordic Transport Group (1) 1,513 50
Royal Unibrew  966 67
Zealand Pharma (1)(2) 1,213 123
Total Denmark (Cost $2,016) 2,115
EGYPT 0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD) (1) 33,821 13
Total Egypt (Cost $24) 13

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FINLAND 0.2%
Common Stocks 0.2%
Elisa  5,745 247
Kojamo (1) 25,247 262
Mandatum  22,124 110
Sampo, Class A  18,749 774
Stora Enso, Class R  14,246 158
Valmet (2) 11,664 318
Total Finland (Cost $1,680) 1,869
FRANCE 1.7%
Common Stocks 1.6%
Air Liquide  2,613 456
Airbus  5,653 978
Alstom (1) 4,184 83
ArcelorMittal  5,363 134
AXA  22,702 861
Beneteau  9,039 86
BNP Paribas  3,067 210
Capgemini  431 78
Cie de Saint-Gobain  1,656 155
Coface  4,748 77
Dassault Aviation  988 223
Edenred  16,368 565
Engie  25,093 414
Eramet (2) 1,412 79
EssilorLuxottica  774 212
Eurofins Scientific  2,518 135
Euronext  2,527 294
Forvia  3,171 33
Gecina  648 63
Hermes International  37 104
Kering  561 147
L'Oreal  710 263
Lectra  3,093 86
Legrand  2,800 286
LVMH Moet Hennessy Louis Vuitton  1,014 742
Nexity (1) 8,149 109
Planisware (1) 6,468 196
Robertet  113 100
Safran  2,461 610

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sanofi  8,689 944
Sartorius Stedim Biotech  2,553 589
Schneider Electric  597 151
Societe Generale  5,117 166
SPIE  17,354 578
Teleperformance  845 79
Thales  894 145
TotalEnergies  31,151 1,805
Ubisoft Entertainment (1) 1,933 22
Verallia  9,192 283
Vinci  843 91
Virbac  446 150
12,782
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (3)(6) 350,000 301
BPCE, 4.50%, 3/15/25 (USD) (3) 400,000 400
701
Total France (Cost $10,295) 13,483
GERMANY 1.6%
Common Stocks 1.5%
Adesso  516 51
Allianz  2,542 829
BASF  5,983 288
Bayer  3,995 89
Covestro (1) 4,993 307
Daimler Truck Holding  10,584 466
Deutsche Post  2,581 93
Deutsche Telekom  29,694 996
Douglas (1) 2,371 51
Evotec (1)(2) 4,286 38
flatexDEGIRO  14,217 241
Heidelberg Materials  924 130
Hypoport (1) 401 89
Infineon Technologies  9,861 324
KION Group  4,312 160
Knaus Tabbert (2) 1,438 23
LEG Immobilien  1,232 102
Mercedes-Benz Group  1,469 89
Merck  1,985 300
Muenchener Rueckversicherungs-Gesellschaft  1,269 688
Nagarro (1) 746 65

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Puma  6,401 201
Redcare Pharmacy (1)(2) 2,852 358
SAP  7,153 1,971
Schott Pharma  6,762 166
Scout24  1,023 100
Siemens  10,637 2,280
Siemens Healthineers  15,495 879
Siltronic  3,174 145
Springer Nature (1) 6,602 180
Symrise  2,131 218
Zalando (1) 2,283 85
12,002
Corporate Bonds 0.1%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD) (3) 155,000 151
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD) (3) 155,000 156
307
Preferred Stocks 0.0%
Dr. Ing. h.c. F. Porsche  1,539 98
Volkswagen  1,226 125
223
Total Germany (Cost $9,055) 12,532
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  68,000 478
Budweiser Brewing APAC  81,400 75
CK Hutchison Holdings  13,500 68
Galaxy Entertainment Group  17,000 74
Hongkong Land Holdings (USD)  14,300 62
Impro Precision Industries  34,000 9
Jardine Matheson Holdings (USD)  11,200 451
Kerry Properties  14,500 28
Samsonite International  32,700 95
Sun Hung Kai Properties  8,583 77
Swire Properties  20,600 41
Wharf Real Estate Investment  10,000 25
Yue Yuen Industrial Holdings  29,500 63
Total Hong Kong (Cost $1,492) 1,546

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  9,012 558
Total Hungary (Cost $314) 558
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (1) 11,077 141
Alvotech (USD) (1) 2,360 30
Arion Banki  72,377 89
Total Iceland (Cost $250) 260
INDIA 1.0%
Common Stocks 1.0%
Asian Paints  9,594 254
Astral  6,161 107
Avenue Supermarts (1) 2,322 98
Axis Bank  25,603 290
Bharti Airtel  19,154 358
Blue Star  4,791 100
Computer Age Management Services  461 19
Craftsman Automation  272 13
CreditAccess Grameen  5,623 70
Divi's Laboratories  1,644 106
Dixon Technologies India  633 109
HDFC Asset Management  3,174 141
HDFC Bank  10,215 200
HDFC Life Insurance  55,596 408
Hindustan Unilever  9,229 263
ICICI Bank  51,415 740
ICICI Bank, ADR (USD)  2,991 86
Info Edge India  1,167 104
Infosys  33,050 719
InterGlobe Aviation (1) 621 31
KEI Industries  696 32
Kotak Mahindra Bank  44,695 978
Larsen & Toubro  12,811 526
Metro Brands  4,171 57
Nexus Select Trust  25,529 41
NTPC  46,724 174
NTPC Green Energy (1) 11,474 15

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Page Industries  181 93
Polycab India  1,871 130
Power Grid Corp. of India  67,777 235
Reliance Industries  38,350 558
Sapphire Foods India (1) 16,640 56
Tata Consultancy Services  4,615 218
Titan  6,474 260
Torrent Pharmaceuticals  1,768 67
Varun Beverages  6,303 39
Vedant Fashions  4,288 46
Voltas  12,988 188
Zomato (1) 45,542 115
Total India (Cost $6,584) 8,044
INDONESIA 0.2%
Common Stocks 0.2%
Bank Central Asia  1,366,000 789
Bank Mandiri Persero  833,500 306
Bank Rakyat Indonesia Persero  307,400 80
Sumber Alfaria Trijaya  1,251,500 220
Telkom Indonesia Persero  615,700 99
Total Indonesia (Cost $1,164) 1,494
IRELAND 0.4%
Common Stocks 0.3%
Cairn Homes (GBP)  63,748 150
DCC (GBP)  2,356 162
ICON (USD) (1) 2,449 488
Kenmare Resources (GBP)  4,764 18
Kingspan Group  3,120 216
Ryanair Holdings, ADR (USD) (2) 1,700 79
TE Connectivity (USD)  10,069 1,490
2,603
Corporate Bonds 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 144
AerCap Ireland Capital, 5.75%, 6/6/28 (USD)  265,000 271
415
Total Ireland (Cost $2,891) 3,018

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ITALY 0.5%
Common Stocks 0.5%
Amplifon  18,875 504
Ariston Holding  11,660 42
Banca Mediolanum  6,159 83
BFF Bank  8,729 75
Carel Industries  6,359 127
DiaSorin  952 102
Enel  28,060 199
Ermenegildo Zegna (USD) (2) 12,851 117
Ferrari (USD)  633 271
FinecoBank Banca Fineco  9,424 179
GVS (1) 10,547 53
Interpump Group  1,338 63
Intesa Sanpaolo  150,796 653
Leonardo  7,021 219
Moncler  3,188 202
PRADA (HKD)  18,400 148
Prysmian  5,865 408
Stellantis  5,865 78
Technoprobe (1) 10,122 64
UniCredit  13,205 606
4,193
Corporate Bonds 0.0%
Enel Finance International, 2.125%, 7/12/28 (USD) (3) 200,000 181
181
Total Italy (Cost $2,949) 4,374
JAPAN 3.6%
Common Stocks 3.6%
Aiful  156,500 341
ARE Holdings  500 6
Asahi Group Holdings  10,900 118
Asahi Kasei  6,800 46
Astellas Pharma  12,500 121
BIPROGY  2,000 62
Calbee  5,000 95
Chugai Pharmaceutical  12,100 522
CyberAgent  11,900 89
Daicel  11,000 97

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Daiei Kankyo  8,900 162
Daiichi Sankyo  2,700 75
Daiwabo Holdings  9,600 187
Denso  15,400 213
Dexerials  900 12
Disco  500 145
eGuarantee  2,800 31
Electric Power Development  8,000 126
Fujitsu  8,000 155
Fukuoka Financial Group  2,500 68
Fuso Chemical  3,300 71
Hamamatsu Photonics  19,300 238
Hanwa  10,000 309
Hikari Tsushin  1,500 343
Hitachi  17,600 442
Honda Motor  13,100 124
Horiba  3,900 244
Idec  8,300 136
IHI  4,200 251
Inpex  22,800 272
Invincible Investment  222 97
Isetan Mitsukoshi Holdings  14,200 245
Isuzu Motors  8,400 113
ITOCHU  9,400 433
Kawasaki Heavy Industries  2,100 95
KDDI  7,200 240
Keyence  600 258
Kirin Holdings  5,100 65
Komatsu  5,700 172
Konica Minolta  61,300 248
Kubota  6,100 77
Kyoritsu Maintenance  4,800 95
Kyushu Railway  3,600 88
LY  32,200 94
MatsukiyoCocokara  5,200 77
METAWATER  11,100 132
MINEBEA MITSUMI  2,500 40
Mitsubishi  8,500 136
Mitsubishi Electric  38,000 623
Mitsubishi Estate  31,800 462
Mitsubishi HC Capital  12,500 83
Mitsubishi Logistics  4,500 32
Mitsubishi UFJ Financial Group  102,100 1,291

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Mitsui Chemicals (2) 2,400 53
Mitsui Fudosan  68,500 618
Miura  10,200 246
Modec  7,500 154
Murata Manufacturing  6,100 96
Nakanishi  7,600 125
Nextage  26,400 255
Nifco  9,700 232
Nintendo  6,000 394
Nippon Sanso Holdings  2,900 82
Nippon Seiki  10,300 74
Nippon Soda  16,500 306
Nippon Steel  17,100 355
Nippon Telegraph & Telephone  203,400 200
Nissan Chemical  2,500 75
Niterra  9,800 323
Nomura Real Estate Holdings  5,800 154
Nomura Research Institute  6,000 203
Obara Group  6,200 152
Oji Holdings  24,000 97
Olympus  18,000 273
Omron  2,600 86
Open House Group (2) 5,300 173
ORIX  19,200 406
Panasonic Holdings  20,000 204
Penta-Ocean Construction  25,700 108
Persol Holdings  147,100 224
Recruit Holdings  11,200 782
Renesas Electronics (1)(2) 52,000 696
Rengo  31,000 175
Resona Holdings  48,400 359
Resorttrust  8,100 170
Round One  20,000 169
Sakata INX  15,800 174
Sankyu  3,700 132
Sega Sammy Holdings  13,700 265
Seven & i Holdings  73,300 1,170
Shimizu  26,000 225
Shin-Etsu Chemical  15,300 474
Shionogi  4,900 72
SMC  200 76
Sompo Holdings  6,700 187
Sony Group  57,500 1,269

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Stanley Electric  6,800 113
Subaru  9,000 157
SUMCO  4,800 35
Sumitomo  15,600 338
Sumitomo Mitsui Trust Group  5,000 126
Sumitomo Seika Chemicals  1,800 54
Suntory Beverage & Food  3,300 102
Suzuki Motor  15,100 181
Taiheiyo Cement  19,600 494
Takashimaya  23,900 203
Takeda Pharmaceutical  15,200 409
Takeuchi Manufacturing (2) 3,800 133
TechnoPro Holdings  7,200 144
THK  4,400 109
Tokai Carbon (2) 32,300 180
Tokio Marine Holdings  22,600 745
Tokyo Century  6,500 63
Tokyo Electron  1,500 253
Tokyo Kiraboshi Financial Group  4,400 136
Tokyo Seimitsu  2,700 128
Tokyo Tatemono  6,900 106
Toyo Tire  22,800 375
Toyota Industries  1,800 150
Toyota Motor  49,600 941
Toyota Tsusho  6,800 115
TRYT (2) 40,300 109
Unicharm  13,000 102
Welcia Holdings  2,900 42
Yamaha  26,000 184
28,587
Corporate Bonds 0.0%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27
(USD) (6) 300,000 286
286
Total Japan (Cost $22,382) 28,873
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  5,732 109
Kaspi.KZ, ADR (USD)  3,186 303
NAC Kazatomprom, GDR (USD)  5,400 206
Total Kazakhstan (Cost $366) 618

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  143,800 53
Safaricom  47,000 6
Total Kenya (Cost $48) 59
LITHUANIA 0.0%
Common Stocks 0.0%
Baltic Classifieds Group (GBP)  34,989 148
Total Lithuania (Cost $68) 148
LUXEMBOURG 0.0%
Common Stocks 0.0%
Millicom International Cellular (USD) (2) 1,540 41
Total Luxembourg (Cost $39) 41
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  109,693 69
Total Mauritius (Cost $73) 69
MEXICO 0.2%
Common Stocks 0.2%
Arca Continental  3,900 36
Corp. Inmobiliaria Vesta  29,242 76
Corp. Inmobiliaria Vesta, ADR (USD) (2) 871 23
Fomento Economico Mexicano, ADR (USD)  2,250 192
Gruma, Class B  15,131 261
Grupo Aeroportuario del Pacifico, ADR (USD)  800 148
Grupo Aeroportuario del Sureste, ADR (USD) (2) 282 77
Grupo Financiero Banorte, Class O  9,500 66
Grupo Mexico, Series B  65,388 319
Industrias Penoles (1) 3,361 48
Vista Energy, ADR (USD) (1) 353 19
Wal-Mart de Mexico  186,793 487
1,752

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 244
244
Total Mexico (Cost $2,024) 1,996
MOROCCO 0.0%
Common Stocks 0.0%
Attijariwafa Bank  2,878 181
Hightech Payment Systems  2,011 136
Label Vie  138 58
Total Morocco (Cost $292) 375
NETHERLANDS 1.1%
Common Stocks 1.0%
Aalberts  2,208 78
Adyen (1) 434 700
AerCap Holdings (USD)  1,140 109
Akzo Nobel  7,652 435
Argenx, ADR (USD) (1) 807 529
ASML Holding  2,747 2,032
ASML Holding (USD)  455 336
ASR Nederland  1,530 75
BE Semiconductor Industries  810 103
CVC Capital Partners (1) 23,865 565
Heineken  10,378 721
IMCD  1,283 201
ING Groep  71,539 1,189
Koninklijke Philips (1) 20,555 567
Prosus  10,890 416
Signify  2,675 58
Universal Music Group  9,033 252
8,366
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD) (3) 290,000 271
NXP, 2.65%, 2/15/32 (USD)  375,000 316
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 75
662
Total Netherlands (Cost $5,867) 9,028

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  4,954 105
105
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD) (3) 200,000 202
202
Total New Zealand (Cost $213) 307
NIGERIA 0.0%
Common Stocks 0.0%
Guaranty Trust Holding  1,975,088 81
Total Nigeria (Cost $59) 81
NORWAY 0.2%
Common Stocks 0.2%
DNB Bank  36,136 768
Equinor  15,638 377
Norsk Hydro  8,995 53
Seadrill (USD) (1) 1,300 47
Storebrand  38,516 453
Subsea 7  10,621 175
TGS  15,076 152
Total Norway (Cost $1,360) 2,025
OMAN 0.0%
Common Stocks 0.0%
OQ Exploration & Production (OMR)  19,014 16
OQ Gas Networks (OMR)  223,825 77
Total Oman (Cost $103) 93
PAKISTAN 0.0%
Common Stocks 0.0%
Systems  27,908 59
Total Pakistan (Cost $41) 59

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 24
Total Panama (Cost $27) 24
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  1,169 214
InRetail Peru (USD)  2,402 74
Southern Copper (USD)  1,933 177
465
Government Bonds 0.0%
Republic of Peru, 5.375%, 2/8/35 (USD)  40,000 39
39
Total Peru (Cost $348) 504
PHILIPPINES 0.1%
Common Stocks 0.1%
Ayala  15,830 147
BDO Unibank  155,452 366
Jollibee Foods  54,700 208
SM Investments  15,160 202
Total Philippines (Cost $941) 923
POLAND 0.0%
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 54
Total Poland (Cost $55) 54
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  227,560 119
Galp Energia  38,880 651
Jeronimo Martins  60,132 1,185
Total Portugal (Cost $1,599) 1,955

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  83,876 385
Total Qatar (Cost $406) 385
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  44,252 252
OMV Petrom  1,078,562 164
Total Romania (Cost $291) 416
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (4) 80,680 —
Polyus (1)(4) 294 —
Total Russia (Cost $180) —
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Al Rajhi Bank  22,618 597
Arabian Internet & Communications Services  688 58
Saudi Arabian Mining (1) 6,505 84
Saudi National Bank  78,376 714
Total Saudi Arabia (Cost $1,369) 1,453
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  49,140 70
DBS Group Holdings  7,280 238
Digital Core REIT Management (USD)  42,800 24
Keppel DC REIT  36,500 59
Mapletree Industrial Trust  11,600 18
Sea, ADR (USD) (1) 5,566 678
Trip.com Group, ADR (USD) (1) 2,700 189
United Overseas Bank  18,500 509
Wilmar International  73,200 167
Yangzijiang Shipbuilding Holdings  29,000 65
Total Singapore (Cost $1,217) 2,017

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SLOVENIA 0.1%
Common Stocks 0.1%
Nova Ljubljanska Banka, GDR  13,525 380
Nova Ljubljanska Banka dd  455 65
Total Slovenia (Cost $320) 445
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglo American Platinum  1,324 46
Anglogold Ashanti (USD)  3,370 102
Anglogold Ashanti  3,061 92
Bid  8,534 217
Capitec Bank Holdings  903 144
Clicks Group  9,432 181
Gold Fields  8,460 145
Harmony Gold Mining  6,211 71
Impala Platinum Holdings (1) 25,906 142
Northam Platinum Holdings  12,779 86
Sibanye Stillwater (1) 38,190 37
1,263
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (3) 200,000 175
175
Total South Africa (Cost $1,254) 1,438
SOUTH KOREA 0.4%
Common Stocks 0.4%
Hyundai Mobis  1,432 258
Hyundai Motor  748 105
JYP Entertainment (1) 1,775 91
KB Financial Group  7,295 457
KT  5,416 184
KT, ADR (USD)  6,550 114
LG Chem (1) 436 71
NAVER (1) 1,052 156
Samsung Electronics  36,471 1,303
SK Hynix  2,690 362
Total South Korea (Cost $2,699) 3,101

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SPAIN 0.2%
Common Stocks 0.2%
Aedas Homes  3,697 114
Amadeus IT Group  11,994 878
Cellnex Telecom  1,204 40
Fluidra  4,735 122
Laboratorios Farmaceuticos Rovi  2,886 195
Puig Brands, Class B (1) 3,783 76
Redeia  6,690 112
1,537
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 183
183
Total Spain (Cost $1,186) 1,720
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  14,171 434
Autoliv, SDR  2,022 197
Beijer Ref (2) 6,344 94
Boliden  2,314 69
Camurus (1) 1,650 88
Elekta, Class B  15,505 92
Essity, Class B  17,168 435
HMS Networks  1,317 61
Millicom International Cellular, SDR  3,465 93
MIPS  1,363 66
Nordnet (2) 4,853 115
Norva24 Group (1) 27,727 62
Rusta  4,850 36
Sandvik  26,167 540
Skandinaviska Enskilda Banken, Class A  13,203 187
Spotify Technology (USD) (1) 570 313
Svenska Cellulosa, Class B (2) 16,952 233
Sweco, Class B  4,584 72
Swedbank, Class A  4,455 97
Telefonaktiebolaget LM Ericsson, Class B  42,459 320
Trelleborg, Class B  2,199 83
Troax Group  3,166 67
Total Sweden (Cost $3,104) 3,754

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SWITZERLAND 1.1%
Common Stocks 1.0%
ABB  8,495 463
Alcon  7,745 707
Alcon (USD)  2,253 205
ams-OSRAM (1)(2) 3,138 23
Barry Callebaut (2) 46 51
Bossard Holding  273 61
Cie Financiere Richemont, Class A  6,461 1,249
DKSH Holding  2,095 164
Julius Baer Group  10,893 765
Montana Aerospace (1) 10,812 193
Nestle  10,409 884
Novartis  6,315 661
Partners Group Holding  282 428
Roche Holding  2,809 883
Sandoz Group  2,734 131
Sensirion Holding (1)(2) 161 12
SKAN Group  517 45
Sonova Holding  1,690 590
Tecan Group  321 82
Zurich Insurance Group  444 269
7,866
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (3) 235,000 209
UBS Group, VR, 1.364%, 1/30/27 (USD) (3)(6) 300,000 290
UBS Group, VR, 3.179%, 2/11/43 (USD) (3)(6) 200,000 145
644
Total Switzerland (Cost $6,248) 8,510
TAIWAN 1.2%
Common Stocks 1.2%
Accton Technology  17,000 390
Airtac International Group  2,000 52
Chailease Holding  57,540 201
Delta Electronics  18,000 234
Elite Material  3,000 55
Hon Hai Precision Industry  36,000 192
King Yuan Electronics  14,000 47
Largan Precision  1,000 83

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MediaTek  13,000 563
Taiwan Semiconductor Manufacturing  206,000 6,875
Taiwan Semiconductor Manufacturing, ADR (USD)  5,722 1,198
Total Taiwan (Cost $3,472) 9,890
THAILAND 0.1%
Common Stocks 0.1%
Advanced Info Service  10,100 85
SCB X  86,800 323
WHA  228,100 32
Total Thailand (Cost $380) 440
UNITED KINGDOM 2.7%
Common Stocks 2.5%
Adriatic Metals, CDI (AUD) (1) 84,967 216
Amcor, CDI (AUD)  6,628 64
Anglo American  12,200 357
Ashtead Group  1,133 74
AstraZeneca  5,868 824
AstraZeneca, ADR (USD)  37,047 2,621
Auction Technology Group (1)(2) 24,481 187
Barclays  55,992 205
Big Yellow Group  13,315 157
BP  140,661 728
Bridgepoint Group  77,566 363
British American Tobacco  2,282 91
BT Group (2) 182,960 321
Bunzl  5,006 213
Compass Group  13,085 451
ConvaTec Group  27,077 83
Croda International  4,928 203
Diageo  6,961 207
Diploma  1,296 73
Dowlais Group  50,303 44
Endava, ADR (USD) (1) 5,138 167
Experian  1,586 78
Genuit Group  20,865 101
Genus  5,172 124
Georgia Capital (1) 2,547 38
Glencore  98,140 424
Great Portland Estates  10,610 38
Greggs  5,673 151

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
GSK, ADR (USD)  4,867 172
Helios Towers (1) 85,474 100
Hiscox  16,955 229
HSBC Holdings  28,009 292
Immunocore Holdings, ADR (USD) (1) 1,316 43
Imperial Brands  7,951 268
Informa  34,477 368
Intermediate Capital Group  6,441 188
Investec  7,843 50
IQE (1) 286,423 52
Johnson Matthey  5,742 101
Kingfisher  68,531 208
Legal & General Group  16,980 51
Lloyds Banking Group  439,751 338
London Stock Exchange Group  4,183 622
Melrose Industries  40,948 309
National Grid  74,233 901
Next  2,190 269
Oxford Nanopore Technologies (1)(2) 30,136 54
Pearson  5,955 99
Persimmon  14,671 229
Prudential  36,505 304
QinetiQ Group  11,282 52
RELX  1,123 56
Renishaw  1,842 82
Rightmove  8,349 69
Rio Tinto  3,888 234
Rolls-Royce Holdings (1) 60,427 451
Rotork  49,533 214
Segro  65,280 577
Shell  11,646 382
Shell, ADR (USD)  5,430 358
Smith & Nephew  7,600 96
Smiths Group  3,969 101
Spirax Group  2,608 259
SSE  4,812 97
Standard Chartered  55,139 742
Syncona (1) 33,100 39
Taylor Wimpey  45,964 68
TBC Bank Group  984 41
Unilever (EUR)  1,999 114
Unilever  28,993 1,661
UNITE Group  4,864 51

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Watches of Switzerland Group (1) 15,079 107
Weir Group  5,129 153
WPP  38,504 366
Yellow Cake (1) 3,654 22
YouGov  18,891 90
20,332
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $10 (1)(4)(5) 475 7
7
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 319
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 109
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (3) 210,000 197
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 181
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 218
Nationwide Building Society, 1.50%, 10/13/26 (USD) (3) 405,000 385
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 91
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD) (6) 200,000 191
1,691
Total United Kingdom (Cost $18,165) 22,030
UNITED STATES 75.3%
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2021-2,
Class D, 1.29%, 6/18/27  150,000 145
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32 (3) 73,078 74
Avis Budget Rental Car Funding AESOP, Series 2020-2A,
Class A, 2.02%, 2/20/27 (3) 100,000 98
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 90
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 145
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (3) 140,000 134
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (3) 121,780 114
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (3) 122,732 112

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Elara HGV Timeshare Issuer, Series 2023-A, Class A,
6.16%, 2/25/38 (3) 64,334 66
Elara HGV Timeshare Issuer, Series 2023-A, Class B,
6.53%, 2/25/38 (3) 64,334 65
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%,
4/22/30 (3) 145,740 147
Ford Credit Auto Owner Trust, Series 2020-2, Class C,
1.74%, 4/15/33 (3) 115,000 112
Ford Credit Auto Owner Trust, Series 2023-1, Class A,
4.85%, 8/15/35 (3) 185,000 186
Ford Credit Floorplan Master Owner Trust, Series 2020-2,
Class B, 1.32%, 9/15/27  205,000 201
Golub Capital Partners, Series 2019-43A, Class A1R, CLO,
FRN, 3M TSFR + 1.34%, 5.633%, 10/20/37 (3) 250,000 250
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (3) 109,175 112
Highbridge Loan Management, Series 5A-2015, Class
A1R3, CLO, FRN, 3M TSFR + 1.06%, 5.362%, 10/15/30 (3) 218,363 219
Jamestown XV, Series 2020-15A, Class A1R, CLO, FRN,
3M TSFR + 1.37%, 5.672%, 7/15/35 (3) 250,000 251
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (3) 48,119 47
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (3) 24,092 23
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (3) 83,887 82
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (3) 19,307 18
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (3) 19,524 18
Nelnet Student Loan Trust, Series 2021-CA, Class AFX,
1.32%, 4/20/62 (3) 115,144 106
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (3) 25,542 26
Octane Receivables Trust, Series 2024-RVM1, Class A,
5.01%, 1/22/46 (3) 100,000 100
Post Road Equipment Finance, Series 2025-1A, Class A2,
4.90%, 5/15/31 (3) 100,000 100
Progress Residential Trust, Series 2024-SFR5, Class A,
3.00%, 8/9/29 (3) 100,000 92
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (3) 123,369 112
Signal Peak, Series 2018-5A, Class A1R, CLO, FRN, 3M
TSFR + 1.55%, 5.85%, 4/25/37 (3) 250,000 252
SMB Private Education Loan Trust, Series 2016-B, Class
A2B, FRN, 1M TSFR + 1.564%, 5.871%, 2/17/32 (3) 2,465 2
SMB Private Education Loan Trust, Series 2017-A, Class
A2A, 2.88%, 9/15/34 (3) 18,672 18

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust, Series 2018-B, Class
A2A, 3.60%, 1/15/37 (3) 19,091 19
SMB Private Education Loan Trust, Series 2020-B, Class
A1A, 1.29%, 7/15/53 (3) 41,077 38
SMB Private Education Loan Trust, Series 2021-A, Class
APT1, 1.07%, 1/15/53 (3) 99,071 88
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $100, 7.131%, 11/30/44 (1)(5) 99,587 100
U.S. Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (3) 125,622 127
3,889
Bond Mutual Funds 15.0%
T. Rowe Price Dynamic Global Bond Fund - I Class,
4.366% (7)(8) 1,940,532 15,156
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.74% (7)(8) 3,366,809 31,109
T. Rowe Price Emerging Markets Local Currency Bond Fund
- I Class, 6.801% (7)(8) 3,746,708 17,422
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.119% (7)(8) 848,532 8,053
T. Rowe Price Institutional High Yield Fund - Institutional
Class, 6.752% (7)(8) 2,504,734 19,762
T. Rowe Price International Bond Fund - I Class, 3.407% (7)
(8) 3,285,738 22,442
T. Rowe Price International Bond Fund (USD Hedged) - I
Class, 3.23% (7)(8) 876,478 7,485
121,429
Common Stocks 32.7%
Acadia Realty Trust, REIT  10,172 234
Accenture, Class A  2,949 1,135
Advanced Micro Devices (1) 1,879 218
AGCO  544 57
Agree Realty, REIT (2) 471 34
Alcoa  371 13
Alexandria Real Estate Equities, REIT  507 49
Allstate  10,369 1,994
Alnylam Pharmaceuticals (1) 196 53
Alphabet, Class A  2,828 577
Alphabet, Class C  36,987 7,605
Amazon.com (1) 42,533 10,109
Ameren  10,896 1,026
American Express  7,451 2,365
American Homes 4 Rent, Class A, REIT  8,780 304
American Tower, REIT  2,462 455

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
AMETEK  13,134 2,424
Amphenol, Class A  19,224 1,361
Analog Devices  8,179 1,733
Annaly Capital Management, REIT  24,700 504
ANSYS (1) 402 141
Apollo Global Management  947 162
Apple  45,874 10,826
Apple Hospitality REIT, REIT  9,358 145
Atlas Energy Solutions (2) 2,217 51
Atlassian, Class A (1) 32 10
Atmos Energy  8,264 1,178
AutoZone (1) 320 1,072
AvalonBay Communities, REIT  5,068 1,123
Avidity Biosciences (1) 1,192 39
Baker Hughes  3,514 162
Bank of America  50,391 2,333
Becton Dickinson & Company  3,600 891
Berkshire Hathaway, Class B (1) 6,412 3,005
BILL Holdings (1) 5,034 487
Block (1) 1,866 169
Boeing (1) 3,928 693
Booking Holdings  255 1,208
Booz Allen Hamilton Holding  6,260 808
Broadcom  15,015 3,322
Broadridge Financial Solutions  3,031 722
Broadstone Net Lease, REIT  796 13
Cadence Design Systems (1) 2,024 602
Camden Property Trust, REIT  816 93
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (1)
(4)(5) 105 139
Carvana (1) 6,776 1,677
CBRE Group, Class A (1) 1,925 279
Cencora  10,889 2,768
Centene (1) 4,183 268
CF Industries Holdings  875 81
Charles Schwab  25,166 2,082
Charter Communications, Class A (1) 355 123
Chevron  5,878 877
Chipotle Mexican Grill (1) 6,011 351
Chubb  5,660 1,539
Cigna Group  1,815 534
Cintas  450 90
Citigroup  10,839 883

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cleveland-Cliffs (1) 5,205 53
CME Group  2,245 531
CMS Energy  19,236 1,270
Coca-Cola  27,667 1,756
Colgate-Palmolive  21,632 1,876
Comcast, Class A  7,081 238
Confluent, Class A (1) 1,232 37
ConocoPhillips  25,101 2,481
Constellation Energy  1,477 443
Corebridge Financial  21,002 709
Corpay (1) 1,569 597
Corteva  874 57
Coupang (1) 2,600 61
Crowdstrike Holdings, Class A (1) 311 124
Crown Castle, REIT  909 81
CSX  22,900 753
CubeSmart, REIT  5,738 239
Cummins  695 248
Danaher  3,015 672
Datadog, Class A (1) 487 70
Dayforce (1) 4,478 317
Deere  5,852 2,789
Diamondback Energy  8,521 1,401
Digital Realty Trust, REIT  390 64
Dollar Tree (1) 3,547 260
DoorDash, Class A (1) 910 172
Douglas Emmett, REIT  3,214 59
Dover  1,174 239
EastGroup Properties, REIT  1,053 179
Elevance Health  4,629 1,832
Eli Lilly  4,297 3,485
Entegris  513 52
EOG Resources  1,980 249
EPR Properties, REIT  306 14
EQT  29,830 1,525
Equifax  2,372 652
Equinix, REIT  1,226 1,120
Equity LifeStyle Properties, REIT  6,669 436
Equity Residential, REIT  5,426 383
Essential Properties Realty Trust, REIT  990 32
Essex Property Trust, REIT  1,614 459
Evercore, Class A  696 203
Exelon  22,400 896

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Expand Energy  10,565 1,073
Expro Group Holdings (1) 3,759 47
Extra Space Storage, REIT  183 28
Exxon Mobil  20,229 2,161
Fair Isaac (1) 523 980
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $3 (1)(4)(5) 163 1
Federal Realty Investment Trust, REIT  240 26
Ferguson Enterprises  3,697 670
First Advantage (1) 1,119 21
Fiserv (1) 11,020 2,381
Flowco Holdings, Class A (1) 392 11
Fortinet (1) 3,223 325
Freeport-McMoRan  24,976 895
FTI Consulting (1) 770 150
Gaming & Leisure Properties, REIT  5,425 263
GE HealthCare Technologies  2,058 182
GE Vernova  1,142 426
General Dynamics  1,968 506
General Electric  10,338 2,105
Goldman Sachs Group  2,729 1,748
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(4)(5) 826 15
HB Fuller  650 41
HCA Healthcare  2,758 910
Hess  403 56
HF Sinclair  710 26
Hilton Worldwide Holdings  2,133 546
Home Depot  3,909 1,610
Host Hotels & Resorts, REIT  4,892 82
Howmet Aerospace  1,186 150
HubSpot (1) 243 189
Humana  390 114
Huntington Bancshares  43,214 743
Huntsman  2,198 37
IDEXX Laboratories (1) 1,090 460
Ingersoll Rand  7,670 719
Insmed (1) 2,588 198
Intercontinental Exchange  5,670 906
International Flavors & Fragrances  769 67
International Paper  35,373 1,968
Intuit  392 236
Intuitive Surgical (1) 1,999 1,143
Ivanhoe Electric (1)(2) 3,521 21

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase  19,826 5,300
Kenvue  109,997 2,342
Keurig Dr Pepper  61,523 1,975
KeyCorp  28,642 515
Keysight Technologies (1) 15,071 2,688
Kilroy Realty, REIT  3,620 141
Kimco Realty, REIT  3,556 80
Kinder Morgan  2,301 63
KLA  1,725 1,273
Kodiak Gas Services  1,326 62
Kosmos Energy (1)(2) 22,363 71
L3Harris Technologies  3,331 706
Lam Research  157 13
Laureate Education (1) 114 2
Linde  5,823 2,598
Lineage, REIT  618 37
Loar Holdings (1) 578 46
Louisiana-Pacific  917 107
Lowe's  3,338 868
Lululemon Athletica (1) 197 82
Marathon Petroleum  1,417 206
Marriott International, Class A  1,830 532
Marsh & McLennan  7,305 1,584
Martin Marietta Materials  730 397
Mastercard, Class A  1,888 1,049
McDonald's  7,033 2,030
Meta Platforms, Class A  6,311 4,349
MetLife  11,919 1,031
Mettler-Toledo International (1) 545 744
Micron Technology  3,100 283
Microsoft  30,756 12,766
MicroStrategy, Class A (1) 147 49
Middleby (1) 1,258 215
Molina Healthcare (1) 4,314 1,339
Mondelez International, Class A  7,935 460
MongoDB (1) 39 11
Monolithic Power Systems  266 170
Morgan Stanley  3,735 517
Mosaic  15,112 421
MP Materials (1)(2) 4,252 93
MSCI  15 9
Natera (1) 858 152
Netflix (1) 3,326 3,249

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Newmont  5,505 235
Newmont, CDI (AUD)  1,334 57
NextEra Energy  16,241 1,162
NIKE, Class B  111 9
NNN REIT, REIT  1,031 41
Noble  1,485 48
Norfolk Southern  5,247 1,340
Northrop Grumman  1,126 549
NRG Energy  336 34
Nucor  1,955 251
NVIDIA  92,496 11,106
NXP Semiconductors  1,244 259
Old Dominion Freight Line  7,230 1,342
ONEOK  1,744 169
O'Reilly Automotive (1) 530 686
Ovintiv  1,975 83
Owens Corning  2,383 440
Packaging Corp. of America  3,140 668
Parker-Hannifin  2,036 1,440
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)
(4)(5) 21,572 9
Pebblebrook Hotel Trust, REIT  2,591 34
Permian Resources  20,461 300
Phillips 66  5,583 658
Pinterest, Class A (1) 13,600 448
Planet Fitness, Class A (1) 3,531 382
PPG Industries  4,849 559
Procter & Gamble  7,876 1,307
Progressive  4,456 1,098
Prologis, REIT  7,484 892
Public Storage, REIT  6,677 1,993
Quanta Services  202 62
Quest Diagnostics  6,183 1,008
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155 (1)(4)(5) 16,193 3
Range Resources  31,660 1,173
Rayonier, REIT  2,689 70
Realty Income, REIT  3,950 216
Regency Centers, REIT  5,848 420
Regeneron Pharmaceuticals (1) 1,721 1,158
Reliance  884 256
Repligen (1) 1,546 257
Republic Services  6,528 1,416
Revvity  9,612 1,212

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Rexford Industrial Realty, REIT  8,014 326
ROBLOX, Class A (1) 1,881 134
Rockwell Automation  3,056 851
Roper Technologies  940 541
Ross Stores  12,853 1,935
Royal Gold  459 64
RPM International  573 73
S&P Global  1,555 811
Salesforce  4,005 1,369
SBA Communications, REIT  793 157
Schlumberger  51,960 2,093
ServiceNow (1) 1,500 1,528
ServiceTitan, Class A (1) 175 18
Sherwin-Williams  6,660 2,385
Simon Property Group, REIT  2,969 516
Snowflake, Class A (1) 42 8
Soleno Therapeutics (1) 800 40
Southern  864 73
Stanley Black & Decker  632 56
Starbucks  2,379 256
Steel Dynamics  5,009 642
Stryker  3,167 1,239
Sun Communities, REIT  2,360 299
Synopsys (1) 965 507
T-Mobile U.S.  9,328 2,173
Targa Resources  1,154 227
TechnipFMC  34,520 1,037
Tenet Healthcare (1) 6,038 851
Terreno Realty, REIT  4,233 277
Tesla (1) 5,029 2,035
Texas Instruments  6,836 1,262
Texas Pacific Land  51 66
Thermo Fisher Scientific  5,885 3,518
TJX  8,078 1,008
TPG  2,535 170
Tractor Supply  8,920 485
TransDigm Group  85 115
TransUnion  3,244 322
Travelers  3,118 764
Ulta Beauty (1) 1,476 608
Union Pacific  4,435 1,099
United States Steel  1,524 56
UnitedHealth Group  8,395 4,554

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Upwork (1) 22,869 360
Uranium Energy (1) 7,410 52
Valero Energy  1,350 180
Vaxcyte (1) 379 33
Ventas, REIT  6,524 394
Veralto  258 27
Verisk Analytics  1,046 301
Vertex Pharmaceuticals (1) 1,420 656
VICI Properties, REIT  18,975 565
Viper Energy  1,745 82
Visa, Class A  16,054 5,487
Vornado Realty Trust, REIT  3,461 150
Vulcan Materials  341 93
Walmart  18,388 1,805
Warrior Met Coal  2,199 116
Waste Connections  2,608 479
Weatherford International  690 43
Welltower, REIT  6,581 898
Western Alliance Bancorp  3,792 333
Westinghouse Air Brake Technologies  10,020 2,083
Weyerhaeuser, REIT  3,609 111
Williams  5,144 285
WP Carey, REIT  1,196 67
Xcel Energy  17,989 1,209
Zoetis  42 7
264,385
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $97 (1)(4)(5) 2,450 2
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $42 (1)(4)(5) 691 —
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (1)(4)(5) 4 5
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (1)(4)(5) 6,404 32
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)
(4)(5) 348 32
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)
(4)(5) 927 86
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (1)
(4)(5) 96 9
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $42 (1)(4)(5) 459 42
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $25 (1)(4)(5) 1,051 25

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(4)
(5) 1,103 20
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(4)(5) 255 27
Jetti Holdings, Series D, Acquisition Date: 9/20/22 -
10/19/22, Cost $144 (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (1)(4)(5) 2,594 220
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (1)(4)(5) 2,843 242
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $37 (1)(4)(5) 2,783 26
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (1)(4)(5) 971 9
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(4)(5) 1,666 99
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (1)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition
Date: 1/15/21, Cost $2 (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(4)(5) 3,239 4
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (1)(4)(5) 1,491 13
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $47 (1)(4)(5) 5,423 47
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (1)(4)(5) 802 36
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)
(4)(5) 1,669 177
1,311
Corporate Bonds 2.9%
AbbVie, 2.95%, 11/21/26  145,000 141
AbbVie, 4.50%, 5/14/35  30,000 28
AbbVie, 4.80%, 3/15/29  150,000 150
AHS Hospital, 5.024%, 7/1/45  20,000 19
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 98
Ally Financial, 2.20%, 11/2/28  120,000 108
Altria Group, 2.35%, 5/6/25  40,000 40
Ameren, 5.70%, 12/1/26  185,000 188
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  139,833 127
American Express, VR, 6.489%, 10/30/31 (6) 285,000 305
American Tower, 1.45%, 9/15/26  355,000 337
Amphenol, 2.20%, 9/15/31  105,000 88

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Amphenol, 4.75%, 3/30/26  25,000 25
Amphenol, 5.05%, 4/5/29  55,000 55
Aon, 3.875%, 12/15/25  25,000 25
Appalachian Power, 4.45%, 6/1/45  240,000 195
Arthur J Gallagher, 4.85%, 12/15/29  20,000 20
AT&T, 2.75%, 6/1/31  215,000 188
Athene Global Funding, 4.86%, 8/27/26 (3) 175,000 175
Atlassian, 5.25%, 5/15/29  35,000 35
Autodesk, 2.40%, 12/15/31  135,000 115
AutoZone, 3.125%, 4/21/26  170,000 167
AutoZone, 3.75%, 6/1/27  70,000 68
Bank of America, 3.50%, 4/19/26  400,000 395
Bank of America, 4.45%, 3/3/26  50,000 50
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 107
Bank of America, VR, 5.08%, 1/20/27 (6) 225,000 226
Banner Health, 1.897%, 1/1/31  65,000 54
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 103
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 179
Becton Dickinson & Company, 5.081%, 6/7/29  170,000 171
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 24
BlackRock Funding, 4.70%, 3/14/29  50,000 50
Booking Holdings, 3.65%, 3/15/25  30,000 30
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (3) 100,000 96
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 191
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 76
Broadcom, 4.80%, 4/15/28  160,000 160
Cadence Design Systems, 4.30%, 9/10/29  60,000 59
Cameron LNG, 2.902%, 7/15/31 (3) 40,000 35
Cameron LNG, 3.701%, 1/15/39 (3) 30,000 24
Cardinal Health, 3.41%, 6/15/27  125,000 121
Cardinal Health, 3.75%, 9/15/25  80,000 80
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (3)
(9) 16,332 18
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (3)
(9) 29,330 33
Carvana, 9.00%, 6/1/31, (14.00% PIK) (3)(9) 35,286 42
Caterpillar Financial Services, 5.00%, 5/14/27  240,000 243
Centra Health, 4.70%, 1/1/48  385,000 314
Charter Communications Operating, 4.908%, 7/23/25  12,000 12
Charter Communications Operating, 6.10%, 6/1/29  80,000 82
Charter Communications Operating, 6.15%, 11/10/26  155,000 158
Cigna Group, 3.25%, 4/15/25  250,000 249
Citigroup, 4.45%, 9/29/27  70,000 69
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 310

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 97
CMS Energy, 4.875%, 3/1/44  25,000 22
CNO Global Funding, 2.65%, 1/6/29 (3) 315,000 286
CommonSpirit Health, 2.782%, 10/1/30  50,000 44
Corebridge Financial, 4.40%, 4/5/52  375,000 300
Corebridge Global Funding, 4.65%, 8/20/27 (3) 60,000 60
Cox Communications, 5.45%, 9/1/34 (3) 105,000 101
CRH America Finance, 3.95%, 4/4/28 (3) 400,000 388
Crown Castle, 2.10%, 4/1/31  250,000 209
Crown Castle, 3.70%, 6/15/26  40,000 39
Crown Castle, 4.75%, 5/15/47  30,000 25
Diamondback Energy, 5.15%, 1/30/30  35,000 35
Discover Financial Services, 3.75%, 3/4/25  15,000 15
DTE Energy, 4.95%, 7/1/27  45,000 45
Elevance Health, 4.101%, 3/1/28  130,000 127
Elevance Health, 4.65%, 1/15/43  20,000 17
Energy Transfer, 5.25%, 4/15/29  120,000 121
Energy Transfer, 5.60%, 9/1/34  175,000 173
ERAC USA Finance, 5.40%, 5/1/53 (3) 300,000 285
Essex Portfolio, 2.65%, 3/15/32  135,000 115
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Experian Finance, 2.75%, 3/8/30 (3) 200,000 179
Extra Space Storage, 4.00%, 6/15/29  145,000 139
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (6) 55,000 54
FirstEnergy Transmission, 5.00%, 1/15/35  60,000 58
Fiserv, 3.20%, 7/1/26  100,000 98
Fiserv, 5.45%, 3/15/34  175,000 174
Florida Gas Transmission, 4.35%, 7/15/25 (3) 215,000 215
Ford Motor Credit, 7.122%, 11/7/33  200,000 209
Foundry JV Holdco, 6.15%, 1/25/32 (3) 200,000 204
GATX, 6.90%, 5/1/34  270,000 297
General Motors, 4.00%, 4/1/25  55,000 55
General Motors Financial, 2.40%, 4/10/28  305,000 281
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.85%, 1/26/27  115,000 113
Goldman Sachs Group, 5.15%, 5/22/45  15,000 14
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 172
Goldman Sachs Group, VR, 2.908%, 7/21/42 (6) 130,000 91
HCA, 4.125%, 6/15/29  235,000 225
HCA, 5.45%, 9/15/34  85,000 83
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (3) 95,000 95

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 29
Healthpeak, 2.125%, 12/1/28  80,000 72
Healthpeak, 2.875%, 1/15/31  45,000 40
HF Sinclair, 6.25%, 1/15/35  135,000 134
High Street Funding Trust I, 4.111%, 2/15/28 (3) 100,000 96
Honeywell International, 1.10%, 3/1/27  275,000 257
Humana, 5.95%, 3/15/34  110,000 111
Hyundai Capital America, 1.30%, 1/8/26 (3) 145,000 140
Hyundai Capital America, 1.65%, 9/17/26 (3) 180,000 171
Hyundai Capital America, 1.80%, 10/15/25 (3) 55,000 54
Hyundai Capital America, 2.00%, 6/15/28 (3) 235,000 213
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 115
Ingersoll Rand, 5.176%, 6/15/29  170,000 172
Intercontinental Exchange, 3.75%, 12/1/25  75,000 75
Intercontinental Exchange, 5.25%, 6/15/31  75,000 76
Interpublic Group, 5.375%, 6/15/33  410,000 407
IQVIA, 6.25%, 2/1/29  50,000 51
Jackson National Life Global Funding, 4.90%, 1/13/27 (3) 170,000 170
John Deere Capital, 4.40%, 9/8/31  260,000 252
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 226
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 136
Kentucky Utilities, 4.375%, 10/1/45  65,000 54
Kilroy Realty, 4.25%, 8/15/29  25,000 24
Kilroy Realty, 4.375%, 10/1/25  15,000 15
L3Harris Technologies, 4.854%, 4/27/35  50,000 48
Liberty Mutual Group, 4.85%, 8/1/44 (3) 20,000 17
LYB International Finance II, 3.50%, 3/2/27  300,000 292
Marriott International, Series AA, 4.65%, 12/1/28  285,000 283
Mars, 4.75%, 4/20/33 (3) 125,000 121
MassMutual Global Funding II, 5.10%, 4/9/27 (3) 220,000 223
McDonald's, 1.45%, 9/1/25  65,000 64
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 94
Met Tower Global Funding, 1.25%, 9/14/26 (3) 245,000 233
Microchip Technology, 5.05%, 3/15/29  55,000 55
Micron Technology, 4.185%, 2/15/27  181,000 179
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (3) 110,000 107
Mississippi Power, 3.95%, 3/30/28  170,000 166
Moody's, 2.00%, 8/19/31  335,000 279
Morgan Stanley, 4.30%, 1/27/45  45,000 38
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 360,000 367
Motorola Solutions, 5.00%, 4/15/29  50,000 50
New York State Electric & Gas, 5.30%, 8/15/34 (3) 65,000 64
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 266

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NiSource, 3.49%, 5/15/27  215,000 210
NiSource, 3.95%, 3/30/48  105,000 80
Northern Trust, 3.95%, 10/30/25  25,000 25
Nucor, 2.70%, 6/1/30  70,000 63
Nucor, 3.95%, 5/1/28  121,000 118
Occidental Petroleum, 5.375%, 1/1/32  105,000 103
O'Reilly Automotive, 3.60%, 9/1/27  145,000 141
O'Reilly Automotive, 5.75%, 11/20/26  35,000 36
Owens Corning, 5.70%, 6/15/34  50,000 51
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 254
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 78
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 50
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 21
Principal Financial Group, 2.125%, 6/15/30  160,000 138
Principal Financial Group, 3.40%, 5/15/25  35,000 35
Public Storage Operating, 1.95%, 11/9/28  150,000 136
Realty Income, 2.20%, 6/15/28  70,000 64
Regency Centers, 4.125%, 3/15/28  35,000 34
Republic Services, 3.375%, 11/15/27  230,000 223
Revvity, 1.90%, 9/15/28  230,000 207
RGA Global Funding, 5.448%, 5/24/29 (3) 100,000 101
Roper Technologies, 2.95%, 9/15/29  60,000 55
Roper Technologies, 3.80%, 12/15/26  50,000 49
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 49
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 129
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 110,000 113
Sempra, 3.30%, 4/1/25  185,000 185
ServiceNow, 1.40%, 9/1/30  235,000 196
Sherwin-Williams, 4.80%, 9/1/31  175,000 172
Simon Property Group, 2.65%, 2/1/32  340,000 289
Solventum, 5.40%, 3/1/29  110,000 111
Southern, 5.70%, 3/15/34  90,000 92
Southern Gas Capital, 4.95%, 9/15/34  100,000 96
Targa Resources, 5.50%, 2/15/35  45,000 44
Targa Resources Partners, 5.00%, 1/15/28  75,000 75
Texas Instruments, 1.125%, 9/15/26  80,000 76
Texas Instruments, 1.375%, 3/12/25  45,000 45
Time Warner Cable, 6.55%, 5/1/37  13,000 13
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 45
Trinity Health, 4.125%, 12/1/45  25,000 20
Uber Technologies, 4.30%, 1/15/30  145,000 140
Union Pacific, 4.75%, 9/15/41  10,000 9

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,496 2
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  244,944 222
UnitedHealth Group, 3.75%, 7/15/25  40,000 40
UnitedHealth Group, 4.70%, 4/15/29  200,000 199
Verizon Communications, 1.68%, 10/30/30  28,000 23
Vistra Operations, 5.70%, 12/30/34 (3) 185,000 182
Waste Connections, 2.20%, 1/15/32  155,000 129
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 406
Williams, 5.15%, 3/15/34  35,000 34
Willis North America, 4.50%, 9/15/28  160,000 158
WP Carey, 3.85%, 7/15/29  115,000 110
23,481
Equity Mutual Funds 8.0%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity
Fund - I Class (7) 1,874,101 44,435
T. Rowe Price Multi-Strategy Total Return Fund - I Class (7) 2,198,997 20,077
64,512
Municipal Securities 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 232
California, Build America, GO, 7.625%, 3/1/40  35,000 41
California State Univ., Series B, 2.795%, 11/1/41  250,000 179
Central Texas Regional Mobility Auth., Series E, 3.167%,
1/1/41  225,000 175
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 314
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 176
JobsOhio Beverage System, Liquid Profits, Series B,
3.985%, 1/1/29  10,000 10
Los Angeles Airport, Series C, Build America, 7.053%,
5/15/40  15,000 17
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 153
Maryland HHEFA, Univ. of Maryland Medical System, Series
B, 4.665%, 7/1/36  20,000 19
Metropolitan Government Nashville & Davidson County
Health & Ed. Facs, Vanderbilt Univ. Medical Center, Series
B, 3.235%, 7/1/52  200,000 132
Miami-Dade County Transit System, Series B, Build
America, 5.624%, 7/1/40  160,000 158
Municipal Electric Auth. of Georgia, Build America, Vogtle
Units, 6.655%, 4/1/57  123,000 132
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  15,000 15

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  20,000 19
Virginia Commonwealth Univ. Health System Auth., Series
A, 4.956%, 1/1/44  25,000 23
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 100
1,900
Non-U.S. Government Mortgage-Backed Securities 0.4%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (3) 56,314 47
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO,
ARM, 1.115%, 1/25/66 (3) 18,478 15
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (3) 52,096 44
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67 (3) 196,966 194
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%,
12/15/57  45,000 46
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  70,000 72
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class
A3, CMO, ARM, 2.189%, 9/25/51 (3) 67,109 60
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $102, 8.10%,
9/25/29 (1)(4)(5) 102,348 102
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM,
1M TSFR + 2.274%, 6.58%, 11/15/34 (3) 50,000 1
Benchmark Mortgage Trust, Series 2023-V3, Class A3,
ARM, 6.363%, 7/15/56  145,000 151
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  190,000 196
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR +
1.118%, 5.424%, 10/15/36 (3) 225,000 223
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM,
3.526%, 11/10/49  55,000 53
Citigroup Commercial Mortgage Trust, Series 2015-GC33,
Class A4, 3.778%, 9/10/58  25,000 25
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class
A3, CMO, ARM, 2.50%, 8/25/50 (3) 50,321 42
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 40
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 60
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 99

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Connecticut Avenue Securities, Series 2021-R02, Class
2M1, CMO, ARM, SOFR30A + 0.90%, 5.251%, 11/25/41 (3) 6,290 6
Connecticut Avenue Securities Trust, Series 2024-R04,
Class 1A1, CMO, ARM, SOFR30A + 1.00%, 5.351%,
5/25/44 (3) 33,593 34
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (3) 10,981 11
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (3) 32,943 31
Extended Stay America Trust, Series 2021-ESH, Class B,
ARM, 1M TSFR + 1.494%, 5.80%, 7/15/38 (3) 87,645 88
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (3) 4,778 4
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (3) 100,000 84
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 25
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 64
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  40,504 40
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (3) 100,000 91
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15,
CMO, ARM, 3.50%, 5/25/50 (3) 28,647 25
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3,
CMO, ARM, 3.50%, 5/25/50 (3) 33,924 30
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11,
CMO, ARM, 1M TSFR + 0.944%, 5.255%, 8/25/50 (3) 7,818 7
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3,
CMO, ARM, 3.50%, 8/25/50 (3) 13,898 12
MHC Commercial Mortgage Trust, Series 2021-MHC, Class
B, ARM, 1M TSFR + 1.215%, 5.521%, 4/15/38 (3) 204,000 204
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 34
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 84
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 152
New Residential Mortgage Loan Trust, Series 2022-INV1,
Class A4, CMO, ARM, 3.00%, 3/25/52 (3) 123,894 103
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 5.525%, 10/25/59 (3) 5,935 6
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.18%, 12/25/49 (3) 180,242 152

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (3) 5,279 5
SG Residential Mortgage Trust, Series 2019-3, Class A1,
CMO, ARM, 2.703%, 9/25/59 (3) 298 —
Starwood Mortgage Residential Trust, Series 2020-INV1,
Class A1, CMO, ARM, 1.027%, 11/25/55 (3) 15,474 15
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.201%,
11/25/41 (3) 61,692 62
Structured Agency Credit Risk Debt Notes, Series 2024-
DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%, 5.601%,
5/25/44 (3) 27,779 28
Structured Agency Credit Risk Debt Notes, Series 2024-
HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%, 5.601%,
3/25/44 (3) 140,247 141
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (3) 8,522 8
Towd Point Mortgage Trust, Series 2024-3, Class A1B,
CMO, ARM, 5.132%, 7/25/65 (3) 89,773 90
Verus Securitization Trust, Series 2019-INV3, Class A1,
CMO, ARM, 3.692%, 11/25/59 (3) 19,025 19
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (3) 26,570 23
Verus Securitization Trust, Series 2023-INV1, Class A1,
CMO, STEP, 5.999%, 2/25/68 (3) 96,778 97
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 41
Wells Fargo Commercial Mortgage Trust, Series 2015-
NXS2, Class A5, ARM, 3.767%, 7/15/58  75,000 74
3,360
Private Investment Companies 7.9%
Blackstone Partners Offshore Fund, Series E1 (4) 24,376 64,070
64,070
U.S. Government & Agency Mortgage-Backed
Securities 0.2%
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  11,517 12
4.40%, 10/25/30  405,000 398
Federal Home Loan Mortgage Multifamily Structured PTC,
ARM
2.347%, 11/25/31  860,000 740
3.71%, 9/25/32  370,000 344
4.43%, 2/25/33  285,000 278
1,772

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.2%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,106
U.S. Treasury Bonds, 1.375%, 8/15/50  1,150,000 561
U.S. Treasury Bonds, 1.875%, 2/15/41  580,000 390
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 676
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,447
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 209
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,361
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 101
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 49
U.S. Treasury Bonds, 2.75%, 8/15/47  4,915,000 3,464
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 422
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 301
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 163
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 544
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 110
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 573
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 234
U.S. Treasury Bonds, 3.125%, 8/15/44  110,000 86
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 182
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 259
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 65
U.S. Treasury Bonds, 3.625%, 5/15/53  1,090,000 886
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 523
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 535
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 93
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 131
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 328
U.S. Treasury Bonds, 4.25%, 8/15/54  245,000 223
U.S. Treasury Bonds, 4.50%, 11/15/54  250,000 238
U.S. Treasury Bonds, 4.625%, 11/15/44  305,000 296
U.S. Treasury Bonds, 4.625%, 5/15/54  150,000 145
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 366
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 632
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  105,184 59
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  281,017 167
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  294,620 220
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  645,058 503
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  241,160 178
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  249,501 184
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  82,420 63
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  144,571 108

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  169,259 125
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  165,422 140
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  620,365 504
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  288,134 283
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  100,949 95
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  37,085 37
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  988,040 971
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  875,266 861
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  2,164,569 2,122
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27 (10) 3,798,154 3,676
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  392,400 361
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  615,255 562
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  424,186 382
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  703,032 660
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  199,559 199
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  115,113 111
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  340,839 338
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  786,590 715
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  145,293 141
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  196,415 190
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  771,089 760
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  384,356 365
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  746,982 743
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  2,090,387 2,033
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34  422,289 415
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  3,032,154 3,070
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,647,439 3,744
U.S. Treasury Inflation-Indexed Notes, 3.875%, 4/15/29  287,871 312
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 343
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 108
U.S. Treasury Notes, 1.25%, 8/15/31  535,000 439
U.S. Treasury Notes, 1.625%, 8/15/29  1,650,000 1,470
U.S. Treasury Notes, 1.875%, 2/28/27  2,720,000 2,595
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 309
U.S. Treasury Notes, 3.625%, 5/31/28  100,000 98
U.S. Treasury Notes, 3.625%, 8/31/29  1,605,000 1,559
U.S. Treasury Notes, 3.875%, 8/15/34  1,000,000 949
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 720
U.S. Treasury Notes, 4.00%, 2/15/34  280,000 269
U.S. Treasury Notes, 4.125%, 9/30/27  2,220,000 2,214
U.S. Treasury Notes, 4.125%, 10/31/27  1,195,000 1,192
U.S. Treasury Notes, 4.125%, 11/30/29  355,000 352
U.S. Treasury Notes, 4.25%, 2/28/29  490,000 489

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.25%, 11/15/34  200,000 195
U.S. Treasury Notes, 4.375%, 11/30/28  1,105,000 1,108
U.S. Treasury Notes, 4.375%, 12/31/29  350,000 351
U.S. Treasury Notes, 4.375%, 5/15/34  150,000 148
U.S. Treasury Notes, 4.50%, 5/31/29  355,000 357
U.S. Treasury Notes, 4.625%, 6/30/26 (10) 1,000,000 1,005
58,366
Total United States (Cost $491,279) 608,475
VIETNAM 0.3%
Common Stocks 0.3%
Asia Commercial Bank  316,436 341
Bank for Foreign Trade of Vietnam (1) 133,481 493
Binh Minh Plastics  16,400 83
FPT  92,233 562
FPT Digital Retail (1) 5,395 44
Hoa Phat Group (1) 539,980 569
Khang Dien House Trading & Investment (1) 53,667 74
Military Commercial Joint Stock Bank  191,408 174
Mobile World Investment  48,100 115
Nam Long Investment  38,466 56
Phu Nhuan Jewelry  18,600 74
Saigon Beer Alcohol Beverage  33,300 71
Vietnam Dairy Products  20,600 51
Vietnam Engine & Agricultural Machinery  33,100 52
Vietnam Prosperity Bank  8,100 6
Vincom Retail (1) 3,400 2
Total Vietnam (Cost $1,976) 2,767
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 4.43% (7)(11) 5,543,712 5,544
Total Short-Term Investments (Cost $5,544) 5,544

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.44% (7)(11) 3,652,034 3,652
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,652
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.44% (7)(11) 611,771 612
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 612
Total Securities Lending Collateral (Cost $4,264) 4,264
Total Investments in Securities  100.5%
(Cost $649,898) $ 812,264
Other Assets Less Liabilities (0.5)% (4,279)
Net Assets 100.0% $ 807,985
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2025.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $12,934 and represents 1.6% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,177 and represents 0.3% of net assets.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) At January 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CPI Consumer Price Index
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OMR Rial Omani
OTC Over-the-counter
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Julius Baer Group, Call,
4/17/25 @ 68.00 (CHF) 2 13 —
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 389 3,101 (7)
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $78.00 194 1,547 (5)
Morgan Stanley
S&P 500 Index, Put,
3/21/25 @ $5,575.00 64 38,659 (152)
Morgan Stanley
Sea, Call, 2/21/25 @
$130.00 1 12 —
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
2/21/25 @ $78.00 402 3,205 (3)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 194 1,547 (10)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
2/21/25 @ $79.00 390 3,109 (27)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
2/21/25 @ $79.00 390 3,109 (8)
Total Options Written (Premiums $(207)) $ (212)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 800 19 17 2
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 2,000 48 46 2
Total United States 4
Total Centrally Cleared Credit Default Swaps,
Protection Sold 4
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.327% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/24/29 200 2 — 2
Total United States 2
Total Centrally Cleared Zero-Coupon Inflation
Swaps 2
Total Centrally Cleared Swaps 6
Net payments (receipts) of variation margin to date (6)
Variation margin receivable (payable) on centrally cleared swaps $ —

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 2/28/25 USD 11,351 EUR 10,898 $ 31
Canadian Imperial Bank
of Commerce 2/28/25 USD 652 HKD 5,073 —
Citibank 2/28/25 USD 2,665 AUD 4,280 4
Citibank 2/28/25 USD 3,361 CHF 3,037 16
Citibank 2/28/25 USD 1,149 DKK 8,233 3
Citibank 2/28/25 USD 5,196 GBP 4,183 10
Citibank 2/28/25 USD 1,108 SEK 12,190 7
State Street 2/14/25 JPY 48,531 USD 308 6
State Street 2/28/25 USD 154 ILS 555 (1)
State Street 2/28/25 USD 7,751 JPY 1,200,242 (13)
State Street 2/28/25 USD 207 NOK 2,343 —
State Street 2/28/25 USD 72 NZD 127 —
State Street 2/28/25 USD 471 SGD 634 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ 67

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 17 MSCI EAFE Index contracts 3/25 (2,015) $ (28)
Short, 20 S&P 500 E-Mini Index contracts 3/25 (6,067) (89)
Long, 25 U.S. Treasury Long Bond contracts 3/25 2,848 (65)
Long, 45 U.S. Treasury Notes five year contracts 3/25 4,788 (14)
Long, 15 U.S. Treasury Notes ten year contracts 3/25 1,633 (15)
Long, 10 U.S. Treasury Notes two year contracts 3/25 2,056 1
Long, 3 Ultra U.S. Treasury Bonds contracts 3/25 355 (20)
Short, 10 Ultra U.S. Treasury Notes ten year
contracts 3/25 (1,114) 12
Net payments (receipts) of variation margin to date 223
Variation margin receivable (payable) on open futures contracts $ 5

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.37%  $ (235) $ 316 $ 197
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.74%  (38) 28 532
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.80%  — (405) 279
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.12%  (27) 56 156
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.75%  (207) 283 354
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,722 (578) 297
T. Rowe Price International Bond Fund - I
Class, 3.41%  (78) (748) 179
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.23%  — 44 57
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (180) (879) 1,377
T. Rowe Price Treasury Reserve Fund, 4.43% — — 61
Affiliates not held at period end — — 15
Totals $ 1,957# $ (1,883) $ 3,504+

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.37%  $ 15,875 $ 200 $ 1,235 $ 15,156
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.74%  31,976 543 1,438 31,109
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.80%  17,544 283 — 17,422
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.12%  8,914 160 1,077 8,053
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.75%  21,224 362 2,107 19,762
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  43,493 2,645 1,125 44,435
T. Rowe Price International
Bond Fund - I Class, 3.41%  23,334 184 328 22,442
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.23%  7,384 57 — 7,485
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  21,009 1,377 1,430 20,077
T. Rowe Price Government
Reserve Fund, 4.44% 5,564  ¤  ¤ 4,264
T. Rowe Price Treasury
Reserve Fund, 4.43% 9,297  ¤  ¤ 5,544
Total $ 195,749^

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $2,347 of the net realized gain (loss).
+ Investment income comprised $3,504 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $203,585.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Global Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 97,786 $ — $ 97,786
Common Stocks 286,288 162,790 167 449,245
Closed-End Mutual Funds — 23 — 23
Convertible Preferred Stocks — — 1,808 1,808
Preferred Stocks — 223 — 223
Bond Mutual Funds 121,429 — — 121,429
Equity Mutual Funds 64,512 — — 64,512
Non-U.S. Government
Mortgage-Backed Securities — 3,258 102 3,360
Private Investment
Companies — — 64,070 64,070
Short-Term Investments 5,544 — — 5,544
Securities Lending Collateral 4,264 — — 4,264
Total Securities 482,037 264,080 66,147 812,264
Swaps* — 6 — 6
Forward Currency Exchange
Contracts — 81 — 81
Futures Contracts* 13 — — 13
Total $ 482,050 $ 264,167 $ 66,147 $ 812,364
Liabilities
Options Written $ — $ 212 $ — $ 212
Forward Currency Exchange
Contracts — 14 — 14
Futures Contracts* 231 — — 231
Total $ 231 $ 226 $ — $ 457

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2025, totaled $2,044,000 for the period ended January 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
1/31/25
Investment in Securities
Common Stocks $ 167 $ — $ — $ — $ 167
Convertible Preferred Stocks 1,684 81 182 (139) 1,808
Non-U.S. Government
Mortgage-Backed Securities 106 — — (4) 102
Private Investment Companies 62,643 2,427 — (1,000) 64,070
Total $ 64,600 $ 2,508 $ 182 $ (1,143) $ 66,147

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 167 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to gross
profit multiple
5.0x
- 13.3x
11.5x Increase
Gross profit
growth rate
25%
- 29%
29% Increase
Enterprise
value to sales
multiple
1.7x
- 10.8x
9.1x Increase
Sales growth
rate
24%
- 29%
29% Increase
Premium to
public company
multiples
25% 25% Increase
Discount for
liquidation
preference
—# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 1,808 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
20% 20% Decrease
Market
comparable
Premium to
public company
multiples
25% 25% Increase
Enterprise
value to gross
profit multiple
6.4x
- 13.3x
10.0x Increase
Gross profit
growth rate
25%
- 29%
26% Increase
Enterprise
value to sales
multiple
2.2x
- 10.8x
4.0x Increase
Sales growth
rate
24%
- 65%
31% Increase
Enterprise
value to EBIT
multiple
10.2x
-14.3x
12.4x Increase
EBIT growth
rate
27% 27% Increase
Enterprise
value to
EBITDA
multiple
11.3x
-35.9x
19.5x Increase
Discount for
dilution
43% 43% Decrease
Discount to
public company
multiples
15%
- 25%
15% Decrease
Discount rate
for cost of
capital
13%
- 38%
30% Decrease

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
10%
- 75%
43% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Mortgage-
Backed
Securities
$102 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 64,070 Rollforward of
Investee NAV
Estimated
return
1.22% 1.22% Increase

T. ROWE PRICE Global Allocation Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F154-054Q1 01/25